Related party disclosures (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Nitratos Naturais Do Chile Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Brazil
Functional currency	Dollar
Nature	Subsidiary
Nitrate Corporation Of Chile Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	United Kingdom
Functional currency	Dollar
Nature	Subsidiary
SQM North America Corp. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	United States
Functional currency	Dollar
Nature	Subsidiary
SQM Europe N.V. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Belgium
Functional currency	Dollar
Nature	Subsidiary
Soquimich European Holding B.V. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Netherlands
Functional currency	Dollar
Nature	Subsidiary
SQM Corporation N.V. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Curacao
Functional currency	Dollar
Nature	Subsidiary
SQM Comercial De Mexico S.A. de C.V. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Mexico
Functional currency	Dollar
Nature	Subsidiary
North American Trading Company [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	United States
Functional currency	Dollar
Nature	Subsidiary
Administracion y Servicios Santiago S.A. de C.V. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Mexico
Functional currency	Dollar
Nature	Subsidiary
SQM Peru S.A. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Peru
Functional currency	Dollar
Nature	Subsidiary
SQM Ecuador S.A. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Ecuador
Functional currency	Dollar
Nature	Subsidiary
SQM Nitratos Mexico S.A. de C.V. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Mexico
Functional currency	Dollar
Nature	Subsidiary
SQMC Holding Corporation L.L.P. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	United States
Functional currency	Dollar
Nature	Subsidiary
SQM Investment Corporation N.V. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Curacao
Functional currency	Dollar
Nature	Subsidiary
SQM Brasil Limitada [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Brazil
Functional currency	Dollar
Nature	Subsidiary
SQM France S.A. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	France
Functional currency	Dollar
Nature	Subsidiary
SQM Japan Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Japan
Functional currency	Dollar
Nature	Subsidiary
Royal Seed Trading Corporation A.V.V. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Aruba
Functional currency	Dollar
Nature	Subsidiary
SQM Oceania Pty Limited [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Australia
Functional currency	Dollar
Nature	Subsidiary
Rs Agro-Chemical Trading Corporation A.V.V. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Aruba
Functional currency	Dollar
Nature	Subsidiary
SQM Indonesia S.A. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Indonesia
Functional currency	Dollar
Nature	Subsidiary
SQM Virginia L.L.C. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	United States
Functional currency	Dollar
Nature	Subsidiary
Comercial Caiman Internacional S.A. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Panama
Functional currency	Dollar
Nature	Subsidiary
SQM Africa Pty Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	South Africa
Functional currency	Dollar
Nature	Subsidiary
SQM Colombia SAS [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Colombia
Functional currency	Dollar
Nature	Subsidiary
SQM Internacional NV [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Belgium
Functional currency	Dollar
Nature	Subsidiary
SQM Shanghai Chemicals Co Ltd [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	China
Functional currency	Dollar
Nature	Subsidiary
SQM Lithium Specialties LLC [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	United States
Functional currency	Dollar
Nature	Subsidiary
SQM Iberian S.A. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Spain
Functional currency	Dollar
Nature	Subsidiary
SQM Beijing Commercial Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	China
Functional currency	Dollar
Nature	Subsidiary
SQM Thailand Limited [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Thailand
Functional currency	Dollar
Nature	Subsidiary
SQM Australia PTY [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Australia
Functional currency	Dollar
Nature	Subsidiary
SQM Holland B.V. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Netherlands
Functional currency	Dollar
Nature	Subsidiary
SQM Korea LLC [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Korea
Functional currency	Dollar
Nature	Subsidiary
Comercial Hydro S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96.801.610-5
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
SQM Potasio S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96.651.060-9
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
SQM Nitratos S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96.592.190-7
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
Ajay SQM Chile S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96.592.180-K
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
SQM Industrial S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.947.100-0
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
Isapre Norte Grande Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	79.906.120-1
Country of origin	Chile
Functional currency	Peso
Nature	Subsidiary
Almacenes y Depositos Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	79.876.080-7
Country of origin	Chile
Functional currency	Peso
Nature	Subsidiary
Servicios Integrales de Transitos y Transferencias S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.770.780-5
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
Soquimich Comercial S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.768.170-9
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
SQM Salar S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.626.800-K
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Related party disclosures [Line Items]
Tax ID	76.534.490-5
Country of origin	Chile
Functional currency	Peso
Nature	Subsidiary
Exploraciones Mineras S.A. [Member]
Related party disclosures [Line Items]
Tax ID	76.425.380-9
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
Comercial Agrorama Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	76.064.419-6
Country of origin	Chile
Functional currency	Peso
Nature	Subsidiary
Agrorama S.A. [Member]
Related party disclosures [Line Items]
Tax ID	76.145.229-0
Country of origin	Chile
Functional currency	Peso
Nature	Subsidiary
Orcoma Estudios SPA [Member]
Related party disclosures [Line Items]
Tax ID	76.359.919-1
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
Orcoma SPA [Member]
Related party disclosures [Line Items]
Tax ID	76.360.575-2
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
SQM MaG SpA. [Member]
Related party disclosures [Line Items]
Tax ID	76.686.311-9
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
Sociedad Contractual Minera Búfalo [Member]
Related party disclosures [Line Items]
Tax ID	77.114.779-8
Country of origin	Chile
Functional currency	Dollar
Nature	Subsidiary
Abu Dhabi Fertilizer Industries Wwl [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Arab Emirates
Functional currency	Arab Emirates dirham
Nature	Associate
Ajay North America [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	United States
Functional currency	Dollar
Nature	Associate
Ajay Europe SARL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	France
Functional currency	Euro
Nature	Associate
Kore Potash Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	United Kingdom
Functional currency	Dollar
Nature	Associate
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	China
Functional currency	Dollar
Nature	Joint venture
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Arab Emirates
Functional currency	Arab Emirates dirham
Nature	Joint venture
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	China
Functional currency	Dollar
Nature	Joint venture
Covalent Lithium Pty Ltd [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Australia
Functional currency	Dollar
Nature	Joint venture
Pavoni & C, SPA [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Italy
Functional currency	Euro
Nature	Joint venture
Sociedad de Inversiones Pampa Calichera [Member]
Related party disclosures [Line Items]
Tax ID	96.511.530-7
Country of origin	Chile
Functional currency	Dollar
Nature	Other related parties
Norte Grande S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96.529.340-K
Country of origin	Chile
Functional currency	Peso
Nature	Other related parties
Callegari Agricola S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.049.778-9
Country of origin	Chile
Functional currency	Peso
Nature	Other related parties
Sqm Vitas Brazil Agroindustria Foreign [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Brazil
Functional currency	Real brazilian
Nature	Other related parties
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Country of origin	Peru
Functional currency	Dollar
Nature	Other related parties
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Oman
Functional currency	United Arab Emirates dirham
Nature	Other related parties
International Technical and Trading Agencies CO WLL [Member]
Related party disclosures [Line Items]
Tax ID	foreign
Country of origin	Jordan
Functional currency	United Arab Emirates dirham
Nature	Other related parties
Ara Dos Primera del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Ara Tres Primera del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Ara Cuatro Primera del Salar de Pampa Blanca Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Ara Cinco Primera del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Curicó Dos Primera del Salar de Pampa Alta, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Curicó Tres Primera del Sector de Pampa Alta, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Evelyn Veinticuatro Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Filomena Tres Primera de Oficina Filomena, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Filomena Cuatro Primera de Oficina Filomena, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Francis Cuatro Primera de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Francis Cuatro Segunda del Salar de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Francis Cuatro Tercera de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Francis Cuatro Cuarta de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Francis Cuatro Quinta de Pampa Blanca, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Francis Primera del Salar de Pampa Blanca de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Francis Segunda del Salar de Pampa Blanca de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Francis Tercera del Salar de Pampa Blanca de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Ivon Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Ivon Décima Segunda de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Ivon Sexta de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Julia Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Lorena Trigésimo Quinta de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Perseverancia Primera de Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Tamara 40 Primera del Sector S.E. OF. Concepción, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Tamara Tercera de Oficina Concepción, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties
Tamara 40 Segunda del Sector S.E. OF Concepción, Sierra Gorda [Member]
Related party disclosures [Line Items]
Tax ID		N/A
Country of origin		Chile
Functional currency		Peso
Nature		Other related parties